Contract costs (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Disclosure Of Contract Costs [Line Items]
Transition costs	$ 217,792	$ 225,331
Incentives	5,173	17,816
Contract assets	222,965	243,147
Cost
Disclosure Of Contract Costs [Line Items]
Transition costs	476,075	461,262
Incentives	61,258	71,748
Contract assets	537,333	533,010
Accumulated amortization
Disclosure Of Contract Costs [Line Items]
Transition costs	(258,283)	(235,931)
Incentives	(56,085)	(53,932)
Contract assets	$ (314,368)	$ (289,863)